UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PRS International Investment Advisory Services Inc.
Address: 801 Brickell Ave., 16th Floor

         Miami, Florida  33131

13F File Number:  28-10997

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Blanca Smith
Title:     Chief Operating Officer
Phone:     305-381-8340

Signature, Place, and Date of Signing:

     Blanca Smith     Miami, FL/USA     May 09, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     43

Form13F Information Table Value Total:     $27,824 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advanced Micro Devices         Common Stock     007903107     1028    31000 SH       SOLE                    31000
Anadarko Petroleum Corp.       Common Stock     032511107      465     4600 SH       SOLE                     4600
Apple Computers                Common Stock     037833100     1214    19350 SH       SOLE                    19350
Assurant Inc.                  Preferred Stock  349573AA3      993      750 SH       SOLE                      750
Avanex Corp.                   Common Stock     05348W109      114    35000 SH       SOLE                    35000
Calpine Corp                   Common Stock     131347106       18    65000 SH       SOLE                    65000
CMGI Inc.                      Common Stock     125750109      196   132500 SH       SOLE                   132500
Connectics Corp                Common Stock     208192104      876    51752 SH       SOLE                    51752
Consumer Staples Select Sector Common Stock     81369Y308      779    33000 SH       SOLE                    33000
EMC CORP MASS                  Common Stock     268648102      981    72000 SH       SOLE                    72000
Encana                         Common Stock     292505104      841    18000 SH       SOLE                    18000
Encysive Pharm Inc.            Common Stock     29256X107      114    23300 SH       SOLE                    23300
Energy Select Sector SPDR      Common Stock     81369y506     3988    73400 SH       SOLE                    73400
Florida Rock Inds              Common Stock     341140101     1911    34000 SH       SOLE                    34000
HCBS Holdings                  Common Stock     81369Y308      310     3700 SH       SOLE                     3700
Health Care Select Sector Spdr Common Stock     81369Y209      799    25000 SH       SOLE                    25000
Intel Corporation.             Common Stock     458140100      832    43000 SH       SOLE                    43000
International Coal Group       Common Stock     45928h106      487    50000 SH       SOLE                    50000
Kraft Foods                    Common Stock     50075N104     1106    36500 SH       SOLE                    36500
Lyondell Petro                 Common Stock     552078107      478    24000 SH       SOLE                    24000
Manugistics GP                 Common Stock     565011103      161    74595 SH       SOLE                    74595
Marvell Tech                   Common Stock     G5876H105      308     5700 SH       SOLE                     5700
Medtronic Inc.                 Common Stock     585055106      523    10300 SH       SOLE                    10300
Motorola                       Common Stock     620076109      699    30500 SH       SOLE                    30500
NPS Pharmaceuticals Inc.       Common Stock     62936P103      342    40000 SH       SOLE                    40000
Oil SVC Holdrs TR Depository R Common Stock     678002106      675     4600 SH       SOLE                     4600
Omnicom Group Inc.             Common Stock     681919106      208     2500 SH       SOLE                     2500
Primus Telecomunications Group Common Stock     741929103       86   111900 SH       SOLE                   111900
Procter & Gamble Co            Common Stock     742718109      645    11200 SH       SOLE                    11200
Rolls Royce PLC Dummy B Shares Common Stock                      0   376600 SH       SOLE                   376600
Safeguard Scientific           Common Stock     786449108      191    77500 SH       SOLE                    77500
Sara Lee Corp.                 Common Stock     803111103      250    14000 SH       SOLE                    14000
Schering Plough Corp Usd1 Com. Common Stock     806605101      264    13900 SH       SOLE                    13900
Sirius Satellite Radio Inc     Common Stock     82966U103      559   110000 SH       SOLE                   110000
Six Flags 7 1/4 08/15/09 PFD   Preferred Stock  83001p505      617    26200 SH       SOLE                    26200
Solectron                      Common Stock     834182107      347    86700 SH       SOLE                    86700
St Paul Travelers Inc.         Common Stock     792860108      293     7000 SH       SOLE                     7000
Tenet Healthcare Corp          Common Stock     88033g100      421    57100 SH       SOLE                    57100
Ternium SA                     Common Stock     880890108      581    20500 SH       SOLE                    20500
The St. Joe Company            Common Stock     790148100      817    13000 SH       SOLE                    13000
United HealthCare Corp.        Common Stock     91324P102      749    13400 SH       SOLE                    13400
Universal Corp.                Preferred Stock  913456307      994     1000 SH       SOLE                     1000
Urban Outfitters Inc           Common Stock     917047102      564    23000 SH       SOLE                    23000